Annual Fund Operating Expenses (International Portfolio Annuity)	International Portfolio International Portfolio - International Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.46%